Note 17 - Derivative Financial Instruments (Details) (USD $)	12 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended								12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2013 Swap One [Member] Eurobank [Member]	Dec. 31, 2013 Swap One [Member] Eurobank [Member] Minimum [Member]	Dec. 31, 2013 Swap One [Member] Eurobank [Member] Maximum [Member]	Dec. 31, 2013 Swap One [Member]	Dec. 31, 2013 Swap Two [Member] Eurobank [Member]	Dec. 31, 2013 Swap Two [Member] Eurobank [Member] Minimum [Member]	Dec. 31, 2013 Swap Two [Member] Eurobank [Member] Maximum [Member]	Dec. 31, 2013 Swap Two [Member]	Dec. 31, 2013 Swap Three [Member] Eurobank [Member]	Dec. 31, 2013 Swap Three [Member] Eurobank [Member] Minimum [Member]	Dec. 31, 2013 Swap Three [Member] Eurobank [Member] Maximum [Member]	Dec. 31, 2013 Swap Three [Member]	Dec. 31, 2013 Swap Four [Member] Eurobank [Member]	Dec. 31, 2013 Swap Four [Member] Eurobank [Member] Minimum [Member]	Dec. 31, 2013 Swap Four [Member] Eurobank [Member] Maximum [Member]	Dec. 31, 2013 Swap Four [Member]	Jul. 14, 2008 Interest Rate Swap [Member] Eurobank [Member]	Dec. 31, 2013 Interest Rate Swap [Member]	Jul. 08, 2009 First Two Contracts [Member] Eurobank [Member]	Jan. 21, 2011 Last Two Contracts [Member] Eurobank [Member]	Dec. 31, 2013 Eurobank [Member]	Jan. 31, 2011 Eurobank [Member]	Jul. 08, 2009 Eurobank [Member]	Dec. 31, 2011 Put Option [Member]	Dec. 31, 2011 Call Option [Member]
Note 17 - Derivative Financial Instruments (Details) [Line Items]
Derivative, Inception Date			Jul. 14, 2008	Jul. 14, 2008			Jul. 08, 2009	Jul. 08, 2009			Jan. 21, 2011	Jan. 21, 2011			Sep. 20, 2013	Sep. 20, 2013
Derivative, Number of Instruments Held		4																	4	3				2	2
Derivative, Notional Amount		$ 45,000,000																			$ 25,000,000
Derivative Liability, Notional Amount																						10,000,000
Derivative, Fixed Interest Rate						3.99%				2.88%				2.29%				1.29%
Derivative, Remaining Maturity																							5 years			360 days	360 days
Derivative, Maturity Date					Sep. 20, 2013				Jul. 08, 2014				Dec. 31, 2016				Dec. 31, 2016
Option Indexed to Issuer's Equity, Strike Price	16,500																										23,500
Derivative, Gain (Loss) on Derivative, Net	$ 336,552